The Company, basis of presentation and significant accounting policies (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2022 USD ($)
The Company, basis of presentation and significant accounting policies
Non-controlling interests	€ 1,459,726	€ 1,459,726	€ 1,280,254
Number of companies consolidated | item		2,346	2,343
Number of companies accounted for by the equity method | item		79	50
Number of first-time consolidations companies | item		68	90
Number of companies deconsolidated | item		27	52
NewCo
The Company, basis of presentation and significant accounting policies
Non-controlling interests	€ 176,269	€ 176,269		$ 188,008
NewCo | Cricket Health, Inc
The Company, basis of presentation and significant accounting policies
Proportion of ownership interests held by non-controlling interests	17.00%
NewCo | InterWell Health LLC
The Company, basis of presentation and significant accounting policies
Proportion of ownership interests held by non-controlling interests	8.00%
Argentina
The Company, basis of presentation and significant accounting policies
Index at December 31, 2022	1,134.6	1,134.6		1,134.6
Calendar year increase		95.00%
Loss on net monetary position in EUR		€ 39,056
Lebanon
The Company, basis of presentation and significant accounting policies
Index at December 31, 2022	2,045.46	2,045.46		2,045.46
Calendar year increase		122.00%
Loss on net monetary position in EUR		€ 121
Turkiye
The Company, basis of presentation and significant accounting policies
Impact of initial application of hyperinflationary accounting		€ 22,919
Index at December 31, 2022	1,128.45	1,128.45		1,128.45
Calendar year increase		64.00%
Loss on net monetary position in EUR		€ 7,384
Russia and Ukraine | Maximum
The Company, basis of presentation and significant accounting policies
Percentage of entity's assets	1.00%	1.00%		1.00%